Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Within 1 year	$ 278,879	$ 50,201
After 1 year but within 5 years
Future minimum lease payments	$ 627,448	50,201
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Within 1 year		50,201	152,543
After 1 year but within 5 years			53,074
Future minimum lease payments		$ 50,201	$ 205,617